Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Apr. 30, 2026
Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Motor Vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Office equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, useful life	2 years 6 months
Office equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Useful Life	Shorter of the remaining lease terms or estimated useful lives